Property, plant and equipment (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Depreciation on production of biological assets and inventory	$ 131,955
Impairment loss recognised in profit or loss, property, plant and equipment	$ 175,824